Warrants (Tables)	3 Months Ended
Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Changes of the Warrant Liability
Activity of warrants in the year ended December 31, 2021 is as follows:

	Public warrants	Private placement warrants	Other warrants	Total warrants
Outstanding as of December 31, 2020 (1)	—	—	5,104,030	5,104,030
Issued as part of the Merger	13,874,994	7,550,000	—	21,424,994
Exercised (2)	(13,446,849)	(7,550,000)	(5,103,138)	(26,099,987)
Redeemed	(428,145)	—	—	(428,145)
Outstanding as of December 31, 2021	—	—	892	892
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(1)Including 4,562,533 warrants issued to the holders of Convertible Notes as described in Note 6.
(2)An aggregate of 10,348,690 shares of common stock were issued from warrant exercise.
A summary of the changes of the warrant liabilities in the year ended December 31, 2021 is as follows (in thousands):

	Legacy Proterra warrant liability	Private placement warrant liability	Public warrant liability
Fair value as of December 31, 2020	$39,670	$—	$—
Warrant liability acquired as part of the reverse recapitalization	—	57,610	84,640
Change in fair value	47,346	(38,589)	(50,264)
Reclassification of liability upon the reverse recapitalization	(69,320)	—	—
Reclassification of liability upon exercise of warrants	(17,696)	(19,021)	(34,376)
Fair value as of December 31, 2021	$—	$—	$—